PROSPECTUS

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                           GERONIMO Multi-Strategy Fund
                          GERONIMO Sector Opportunity Fund
                           GERONIMO Option & Income Fund

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                               March 2, 2006


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The Securities and Exchange Commission has not approved or disapproved of these
Funds' shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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TABLE OF CONTENTS


GERONIMO's Investment Approach................................................2

         Geronimo Multi-Strategy Fund.........................................5

         Geronimo Sector Opportunity Fund....................................14

         Geronimo Option & Income Fund.......................................19

Fees and Expenses............................................................24

More About Investment Strategies and Risks...................................26

The Funds' Investment Manager................................................32

About Your Investment........................................................34

         Determination of Net Asset Value....................................34

         Investing in the Funds..............................................34

         How to Exchange Shares..............................................37

         How to Redeem Shares................................................37

         For More Information About Your Account.............................39

Dividends, Distributions and Taxes...........................................40

Rule 12b-1 Fees..............................................................41

Portfolio Holdings Disclosure Policy.........................................41

Notice of Privacy Policies and Procedures....................................42

For Further Information......................................................43

Geronimo's Investment Approach

Geronimo Partners Asset Management, LLC ("GERONIMO") is a specialized absolute return investment firm that seeks to provide investors superior risk adjusted returns in both rising and falling markets. "Absolute return" means steady gains even when stock and bond markets go down.

GERONIMO pursues this absolute return objective in multiple ways, including dynamic asset allocation, industry sector/style investing, and actively managing portfolio risk to preserve capital in adverse times.

GERONIMO looks for the best global ideas available across all investment styles, industries, and asset classes.

GERONIMO's investment process seeks to provide investors low annual volatility, low correlation to the overall direction of equity and fixed-income markets, and diversification across investment strategies, styles, sectors and asset classes over full investment cycles.


What Drives GERONIMO's Investment Process
GERONIMO's investment process is driven by the following investment beliefs:

o Preserving capital in adverse times is as important as making money in better market environments.

o Managing the risk side of portfolios is as important as managing for reward.

o A major part of investment returns is comprised of income from dividends, interest and option premiums. Generally, each Fund expects that, as a result of its investment objectives and strategies, its investment income will include net short-term gains from certain option transactions. Premium income from option transactions is distributed as short-term capital gains subject to ordinary income tax rates.

o Asset allocation and investment strategies focused on industry sector/style investing over economic cycles provide the vast majority of equity returns, and superior security selection can further add to investment performance.





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How GERONIMO Achieves Results

GERONIMO seeks to achieve its goals through a highly disciplined and non-emotional fundamental and quantitative investment process, which it refers to as the Absolute Return Multi-Factor Investment Process. That process consists of five parts:

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   o        Absolute Return Investing
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   o        Dynamic Asset Allocation
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   o        Industry Sector/Style Selection
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   o        Individual Security Selection
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   o        Defensive Measures
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Although the details of the application may vary from Fund to Fund, GERONIMO uses this process for each of the Funds described in this prospectus.

Absolute Return Investing. An absolute return strategy is a strategy that targets a positive return in both rising and falling securities markets. GERONIMO's investment approach seeks positive returns over full market cycles with low volatility in most market conditions. An example of how GERONIMO seeks to achieve this objective is by directing its portfolio managers to seek investment opportunities with the goal of "making money" and not of being tied to the relative performance of a specific investment benchmark or discreet set of investment opportunities. GERONIMO's approach contrasts with the "relative return" approach in which performance is measured relative to how the market or a particular benchmark or asset class performs.

Dynamic Asset Allocation. GERONIMO grades the condition of the overall securities markets on an "A"-"F" basis utilizing a proprietary macro economic model taking into account the health of global equities, industry sector breadth, market internals, market fundamentals, interest rates, credit, and volatility. That market grade helps GERONIMO guide each Fund's overall investment exposure and holdings--in stronger markets, GERONIMO seeks higher market exposure and more volatile holdings and, in weaker markets, seeks lower market exposure and more defensive holdings.

Industry Sector/Style Selection. GERONIMO's process focuses on those global asset classes, investment strategies, investment styles, and industries that are most attractive (and least attractive). To help guide a Fund's investment allocation, GERONIMO grades 15-20 investment categories on an "A"-"F" basis using similar factors to GERONIMO's market grade process, in addition to fundamental factors specific to each industry sector, style, and strategy.

Individual Security Selection. GERONIMO's process focuses on five key categories, including earnings quality, fundamentals, valuation, technical measures, and insider trading. GERONIMO grades individual securities on a "1"-"10" basis.

Depending on the Fund, GERONIMO purchases what it believes are the most attractive (or highly ranked) securities. Where GERONIMO can, it may sell short the least attractive securities, looking to make a profit from their decline.

Defensive Measures. During unfavorable market conditions, the Funds generally will be less than fully invested and GERONIMO will attempt to use defensive positions and strategies to

o reduce equity exposure (by, for example, holding substantial positions in cash and/or short-term bonds); and
o reduce volatility (by, for example, utilizing covered call option writing).

GERONIMO represents a unique absolute return investment management firm--one that combines both a "top down" or macro thematic approach to investing and a "bottom up" or fundamental approach to investment management. GERONIMO actively manages asset allocation, industry sector/style exposures and defensive holdings of the Funds in an attempt to enhance investment results.


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                              Summary of the Funds

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--------------------------------------------------------------- ---------------------------------------------------------
Investment Strategies & Risk Profile                            Asset Class
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
o        Seeks To Provide Returns In Excess Of The Merrill      o        Hedge Fund Strategies
       Lynch 3-Month Treasury Bill Index In Both Rising And
       Falling Markets
o        Invests In Index Derivatives Linked To The Hedge
       Fund Research Index And Its Underlying Hedge Fund
       Strategies And Managers.
o        Utilizes Defensive Strategies In Adverse Market
       Conditions
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              Role In Portfolio
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              o        Allocation To Alternative Investments, All-Cap
                                                                       Equity, Balanced, Or Mid-Duration Fixed Income
                                                                       Investments
                                                                o        Core Hedge Fund Portfolio Allocation.
--------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
Investment Strategies & Risk Profile                            Asset Class
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
o        Seeks To Provide Returns In Excess Of The Merrill      o        All-Capitalization Equity
       Lynch 3-Month Treasury Bill Index In Both Rising And
       Falling Markets
o        Invests In Specific Industry Sectors, Asset Classes,
       And Investment Styles
o        Utilizes Defensive Strategies In Adverse Market
       Conditions
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              Role In Portfolio
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              o        Allocation To Long-Short Equity, Sector
                                                                       Funds,  Or All-Capitalization Equity Investments
                                                                o        Active Sector/Style And Asset Class Rotation
                                                                       Allocation

--------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
Investment Strategies & Risk Profile                            Asset Class
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
o        Seeks To Provide Returns In Excess Of The Merrill      o        Equity Income and Balanced
       Lynch 3-Month Treasury Bill Index In Both Rising And
       Falling Markets
o        Invests In Dividend-Paying Or Income-Producing
       Securities Of Global  Companies, Combined With A
       Covered Option Writing Strategy
o        Utilizes Defensive Strategies In Adverse Market
       Conditions
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              Role In Portfolio
--------------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------
 ?                                                              o        Allocation To Equity Income, Balanced Equity,
                                                                       Dividend Strategy, Or Mid-Duration Fixed Income
                                                                       Investments
                                                                o        Core Dividend And Income Allocation

--------------------------------------------------------------- ---------------------------------------------------------

GERONIMO MULTI-STRATEGY FUND
Ticker Symbols: Class C:  _____ Class I: _____
Investment Objective
GERONIMO Multi-Strategy Fund seeks to provide returns in excess of the Merrill Lynch 3-Month Treasury Bill Index in both rising and falling markets.

Principal Investment Strategies
The Fund seeks to provide absolute returns by following an investment strategy designed to provide investment returns similar to the returns produced by a broad range of hedge fund strategies and individual hedge fund managers represented in the investable HFRX Equal Weighted Strategies Index (the "HFRX Index") published by Hedge Fund Research, Inc. ("HFR"). The HFRX Index is designed to be representative of the main hedge fund strategies available in the marketplace. The HFRX Index is comprised of separate accounts managed by numerous hedge fund managers selected by HFR using eight hedge fund strategies described below (collectively, the "HFRX Strategies"). HFR provides an account value for each HFRX Strategy included in the HFRX Index on a daily basis.

The Fund will not invest directly in the HFRX Index, any hedge fund or any HFRX Strategy. Instead, GERONIMO will actively manage the Fund's exposure to the HFRX Strategies by investing up to 15% of the Fund's net assets in one or more derivative instruments (structured as swap agreements, options, warrants, notes or other privately negotiated instruments) that provide investment returns linked to the performance of the HFRX Strategies as selected by GERONIMO in its discretion (collectively, "Index Derivatives").

The Fund typically will seek to obtain exposure to the HFRX Strategies by investing in total return swap agreements. In a typical swap agreement, the Fund will receive from the counterparty to the swap agreement, the price appreciation (or depreciation) of HFRX Strategies selected by GERONIMO in exchange for paying an agreed-upon fee based on a floating interest rate.

Swap agreements and other Index Derivatives normally have economic leverage inherent in their terms, which will increase the Fund's exposure to the HFRX Strategies. For example, a swap agreement representing 15% of the Fund's net assets may be designed to obtain up to 90% exposure to selected HFRX Strategies. As a result, any decreases or increases in the value of the HFRX Strategies underlying the swap will affect the value of the Fund as if the holdings in the HFRX Strategies represented 90% of the Fund's investments.

Assets not invested in Index Derivatives will be invested primarily in U.S. Treasury bills, short-term money market instruments, short-term debt obligations, shares of money market mutual funds and closed-end funds. The Fund will also write covered options and invest in futures on leading equity, credit and currency market indexes. The Fund is not a diversified fund, which means the Fund will invest in a small number of issuers.

The HFRX Investable Hedge Fund Indexes, which include the HFRX Index, are sponsored by HFR Asset Management, L.L.C. ("HFR Asset Management") and published by HFR. HFR has been a leading provider of hedge fund indexes since 1993 and introduced the HFRX Investable Hedge Fund Indexes in April 2003. "HFR" and "HFRX" are trademarks of Hedge Fund Research, Inc., and the foregoing marks have been licensed for use by GERONIMO. The Fund is not sponsored, endorsed, sold or promoted by HFR or any affiliate of HFR.

GERONIMO As Investment Advisor

As advisor to the Fund, GERONIMO has ultimate authority over the allocation of the Fund's assets and the selection of, and allocation to, the particular HFRX Strategies to which the Fund will be exposed. Using its Absolute Return Multi-Factor Investment Process, GERONIMO will dynamically adjust the Fund's exposure to various HFRX Strategies and engage in defensive strategies in an attempt to provide superior, risk-adjusted returns. The Fund's exposure to a particular HFRX Strategy will likely differ substantially over time from the allocation weighting of the HFRX Index, due to portfolio management decisions and market movements. On a regular basis, GERONIMO will re-evaluate the Fund's target asset allocation and may rebalance the Fund's exposure to particular HFRX Strategies to reflect changes in the target allocation or to reallocate the Fund's exposure to match the target allocation. The Fund will not necessarily be exposed to every HFRX Strategy included in the HFRX Index.

GERONIMO believes this strategy generally will provide absolute returns across most market conditions with lower volatility and less correlation than traditional investments.

The Fund seeks to provide an absolute return, even in market conditions generally adverse to the equity and bond markets. During unfavorable market conditions, GERONIMO will attempt to use defensive positions and strategies, including holding cash, increasing investments in U.S. Treasury bills or other short-term bonds, increasing the Fund's exposure to HFRX Strategies whose performance typically is not directly correlated to the performance of the equity or bond markets (such as convertible arbitrage, equity market neutral, merger arbitrage and/or relative value arbitrage hedging strategies), and increasing the Fund's covered option writing and investments in futures contracts. During favorable market conditions, GERONIMO's allocation process will cause it to overweight the Fund's exposure to HFRX Strategies whose performance typically is correlated to the performance of the market experiencing favorable conditions (such as distressed securities, equity hedge, event driven and/or macro hedging strategies) The HFRX Equal Weighted Strategies Index

HFR provides daily performance returns for eight hedge fund strategies represented in the HFRX Index. HFR believes these strategies account for more than 80% of all assets allocated to hedge funds. As of the date of this Prospectus, the HFRX Index was comprised of 72 separate accounts managed by independent hedge fund managers with more than $800 million in assets on average and an average track record of seven years. The HFRX Index performance is published daily at www.hedgefundresearch.com as well as on the Bloomberg Professional Service at ("HFRXEW") and Reuters at (".HFRXEW").


The HFRX Strategies

HFRX Strategies currently include convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.


Convertible Arbitrage

Convertible arbitrage involves taking long positions in convertible securities and hedging those positions by selling short the underlying common stock. A hedge fund manager will, in an effort to capitalize on relative pricing inefficiencies, typically purchase long positions in convertible securities (generally convertible bonds, convertible preferred stock or warrants), and hedge a portion of the equity risk by selling short the underlying common stock. Timing may be linked to a specific event relative to the underlying company, or a belief that a relative mispricing exists between the corresponding securities.

Distressed Securities

Distressed securities managers invest in, and may sell short, the securities of companies encountering significant financial or business difficulties, including companies which (i) may be engaged in debt restructuring or other capital transactions of a similar nature outside the jurisdiction of federal bankruptcy law, (ii) are subject to the provisions of federal bankruptcy law or (iii) are experiencing poor operating results as a result of unfavorable operating conditions, over-leveraged capital structure, catastrophic events, extraordinary write-offs or special competitive or product obsolescence problems.

Equity Hedge

Equity hedge, also known as long/short equity, combines core long holdings of equities with short sales of stock or stock index options. Equity hedge portfolios may be anywhere from net long to net short depending on market conditions. Equity hedge managers generally increase net long exposure in bull markets, and decrease net long exposure or even are net short in a bear market. Generally, the short exposure is intended to generate an ongoing positive return in addition to acting as a hedge against a general stock market decline. Stock index put options are also often used as a hedge against market risk. Profits are made when long positions appreciate and stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

Equity Market Neutral

Equity market neutral strategies strive to generate returns in both up and down markets by selecting positions with a total net exposure of zero. Managers will hold a large number of long equity positions and an equal, or close to equal, dollar amount of offsetting short positions for a total net exposure close to zero. A zero net exposure is referred to as "dollar neutrality" and is a common characteristic of all equity market neutral managers. By taking long and short positions in equal amounts, the equity market neutral manager seeks to neutralize the effect that a systematic change will have on values of the stock market as a whole.


Event-Driven

Event-driven investment strategies or "corporate life cycle investing" involves investments in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, industry consolidations, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks and other extraordinary corporate transactions. Event-driven trading involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. The uncertainty about the outcome of these events creates investment opportunities for managers who can correctly anticipate their outcomes. As such, event-driven trading embraces merger arbitrage, distressed securities, value-with-a-catalyst, and special situations investing.

Macro

Macro strategies attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments. These approaches may be systematic trend following models, or discretionary. The strategy has a broad investment mandate, with the ability to hold positions in practically any market with any instrument. The success of this strategy depends upon the managers correctly anticipating price movements in global markets and having the flexibility to use any suitable investment approach to take advantage of extreme price valuations.

Merger Arbitrage

Merger arbitrage, also known as risk arbitrage, involves investing in securities of companies that are the subject of some form of extraordinary corporate transaction, including acquisition or merger proposals, exchange offers, cash tender offers and leveraged buy-outs. These transactions will generally involve the exchange of securities for cash, other securities or a combination of cash and other securities. Typically, a manager purchases the stock of a company being acquired or merging with another company, and sells short the stock of the acquiring company. The success of this strategy usually is dependent upon the proposed merger, tender offer or exchange offer being consummated.


Relative Value Arbitrage

Relative value arbitrage is a multiple investment strategy approach. The overall emphasis is on making "spread trades" which derive returns from the relationship between two related securities rather than from the direction of the market. Generally, managers will take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. Profits are derived when the skewed relationship between the securities returns to normal. Relative value strategies may include forms of fixed-income arbitrage, including mortgage-backed arbitrage, merger arbitrage, convertible arbitrage, statistical arbitrage, pairs trading, options and warrants trading, capital structure arbitrage, index rebalancing arbitrage and structured discount convertibles arbitrage.

The HFR Group Has No Obligations Relating to the Fund

Neither HFR nor any of its affiliates makes any representation or warranty regarding this offering or the advisability of investing in the Fund. Neither HFR nor any affiliate is responsible for or participates in the investment decisions of the Fund. HFR and its affiliates have not participated in, and have no obligation or liability in connection with, the offering, sale, administration, marketing or trading of Fund shares.

Principal Risks of Investing in the Fund

This section outlines some of the principal risks affecting the Fund. Additional risks can be found in "More About Investment Strategies and Risks" later in this prospectus. Many of these risks apply to both the Fund and the hedge fund strategies comprising the HFRX Index.

LEVERAGE/VOLATILITY RISK - Swap agreements and other Index Derivatives normally have economic leverage inherent in their terms, and the amount of leverage will be determined by the amount of collateral posted by the Fund in relation to the initial value of the HFRX Index. For example, if the Fund's collateral account is 15% of the Fund's net assets and its exposure to the HFRX Index is 90%, any decreases or increases in value of the HFRX Index will affect the value of the Fund on a ratio approximating six to one (as it relates to the 15% holding). As a result, a small investment in Index Derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund. In addition, the cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed. Economic leverage is inherent in many other derivative instruments that are eligible investments of the Fund. A small investment in derivatives may have a large impact on the Fund's performance.

LIQUIDITY RISK - The Fund may invest up to 15% of its net assets in Index Derivatives, which are privately negotiated and typically outstanding for periods of seven to 30 days, and other illiquid securities, such as over-the-counter derivative transactions (including over-the-counter options transactions). These securities generally are not "readily marketable" and, therefore, may constitute illiquid securities. A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid securities involve the risk that the Fund may be unable to sell an illiquid security or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out Index Derivatives on unfavorable terms and at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in an Index Derivative also is subject to the risk that the Fund may not be able to terminate an Index Derivative effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays or lag effects.

INTEREST RATE/MARGIN RISK - The Fund may enter into Index Derivatives under which the Fund agrees, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of one or more HFRX Strategies selected by GERONIMO. To the extent that the Fund engages in such transactions (or other transactions that subject the Fund to payments at floating interest rates), changes in interest rates may affect the operating results of the Fund. If interest rates increase significantly, the increased interest costs would have a negative impact on the Fund's performance, unless the Fund has successfully hedged the interest rate risk. In addition, rising interest rates may have a negative impact on the performance of the Fund's underlying investments.

The anticipated use of margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers (or other counterparties) as collateral for Index Derivatives or other derivative or borrowing transactions decline in value, or should the collateral requirement increase due to a change in value of the underlying securities or an increase in maintenance margin requirements (i.e., a reduction in the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices.

It is anticipated that Index Derivatives will provide that in lieu of meeting a margin call, the Fund may sell a portion of its HFRX Index exposure, which means that the Fund is effectively locking in the loss without the potential of participating in any future increase in the index. In the event of a precipitous drop in the value of the HFRX Index, the Fund could be forced to sell its entire HFRX Index exposure and forfeit the entire amount of cash or liquid securities held in the Fund's collateral account.

In addition, in order to raise cash to meet redemption requests, the Fund may be forced to terminate an Index Derivative or sell a portion of its exposure to reduce its margin requirements, generally at a value significantly discounted to the possible value the Fund might realize if the Index Derivative were held to expiration or sold in a more timely fashion.

CALL AND PUT OPTION RISK - The Fund may use options as part of its investment program. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk that the market price of the underlying security will rise above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a long position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities.

COUNTERPARTY RISK - Many of the markets in which the Fund effects its transactions are "over-the-counter" or "interdealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. When the Fund invests in Index Derivatives, or other over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

MANAGEMENT RISK - GERONIMO has no prior experience managing a mutual fund. The failure or deterioration of the investment strategy of GERONIMO or a particular HFRX Strategy to which the Fund is exposed may cause the Fund to suffer significant losses. Strategy-specific losses may result from excessive concentration by GERONIMO and/or certain underlying hedge fund managers in the same investment, as well as from broad events that adversely affect particular strategies (e.g., illiquidity within a given market). The strategies employed by GERONIMO and the underlying hedge fund managers can be expected to be speculative and involve substantial risk of loss in the event of such failure or deterioration. In addition, to the extent that the returns of an Index Derivative in which the Fund invests are linked to the investment returns of a particular hedge fund strategy, the Fund will bear the risks associated with direct investments in the hedge fund strategy. It is also possible that changes in the value of an Index Derivative held by the Fund will not correlate with the Fund's other investments.

CONCENTRATION RISK - To the extent that the Fund's exposure is concentrated in one or more hedge fund strategies, the Fund's exposure to those strategies could subject it to adverse market conditions, increased competition affecting those strategies, and legislative or regulatory or other changes affecting those strategies.

OPPOSING POSITION RISK - The HFRX Index comprises multiple hedge fund managers employing multiple investment strategies. As a result, it is possible that two or more hedge fund managers may, at the same time, unintentionally hold long and short positions in the same or related securities. Such positions would create additional cost without the likelihood of resulting in additional positive returns for the Fund.

INDEX RISK - Neither HFR nor any affiliate makes any representation or warranty as to the ability of the HFRX Index to track corresponding market performance. The HFRX Index is determined, composed and calculated by HFR Asset Management without regard to the Fund. HFR Asset Management does not guarantee the accuracy or completeness of the HFRX Index or any data included in the HFRX Index, and has no liability for any errors, omissions or interruptions therein.

HFR Asset Management and its affiliates are under no obligation to continue the calculation and dissemination of the HFRX Index or any HFRX Strategy or the operation of any fund or account on the HFR platform. HFR Asset Management may at any time or from time to time modify the calculation or construction of the HFRX Index. In addition, HFR may discontinue or suspend the calculation or publication of the HFRX Index. Neither HFR Asset Management nor any of its affiliates has any obligation or responsibility to the Fund or its shareholders in connection with any such modification, discontinuance or suspension, including any obligation or responsibility to notify the Fund of any such modification, discontinuance or suspension.

The Fund is dependent upon certain services provided by HFR Asset Management and its affiliates, which include the furnishing of information regarding the composition of the HFRX Index, the investment holdings of hedge fund separate accounts underlying the HFRX Index and the daily valuation of such accounts. Generally, in managing the Fund's portfolio, GERONIMO will rely on this information provided by HFR Asset Management and its affiliates, and the Fund will rely on this information to value the Fund's investments in Index Derivatives. In most cases, the Fund will have little ability to independently verify or otherwise assess the accuracy of the information provided, as there is no other source of this information presently available. Further, there can be no assurance that HFR Asset Management will continue its agreement with GERONIMO pursuant to which this information is provided.

AGGRESSIVE INVESTMENT RISK - The Fund's investment strategies involve greater risks than the strategies used by typical mutual funds, including the use of Index Derivatives, index options, futures and leverage. The hedge funds comprising the HFRX Index invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

SEGREGATED ACCOUNT RISK - When the Fund enters into Index Derivative transactions (as well as certain other derivative instruments), it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's obligations under each transaction. Securities held in a segregated account cannot be sold while the transaction they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

NON-DIVERSIFICATION RISK - The Fund is not a "diversified" fund as the term is defined in the 1940 Act because the Fund invests in a small number of Index Derivatives. To the extent the Fund invests a significant percentage of its assets with a single counterparty under the terms of an Index Derivative, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

FIXED-INCOME RISK - A substantial portion of the Fund's assets may be invested in U.S. Treasuries or other short-term debt obligations. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity, equity linked securities (high yield bonds, convertible bonds) and equity derivatives (such as certain Index Derivatives and futures and option contracts) may fluctuate significantly from day to day depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. This volatility may cause the value of an investment in the Fund to decrease.

SHORT SALES RISK - If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. At high levels of exposure, the Fund may not have sufficient uncommitted assets to cover margin calls during periods of market volatility and, as a result, the Fund may not be able to meet its redemption requests, or may have to unwind its short positions at inopportune times or at unfavorable terms.

The Fund may also effect short sales "against the box." These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

SHORT TERM AND DEFENSIVE INVESTMENT RISK - The Fund typically holds a substantial portion of its investments in cash, U.S. Treasury Bills or other high quality, short term investments. These investments may include money market instruments, short-term debt obligations, shares of money market mutual funds, and repurchase agreements with banks, brokers and dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.

How has the Fund performed in the past?

The Fund recently commenced operations and, as a result, has no prior performance history.

GERONIMO SECTOR OPPORTUNITY FUND

Ticker Symbols: Class C: _____ Class I: _____


Investment Objective
GERONIMO Sector Opportunity Fund seeks to provide returns in excess of the Merrill Lynch 3-Month Treasury Bill Index in both rising and falling markets.

Principal Investment Strategies

The Fund seeks to provide absolute returns by actively investing in the most attractive global industry sectors, investment styles and asset classes. GERONIMO believes this strategy will provide absolute returns across most market conditions with lower volatility and less correlation than traditional investments.

GERONIMO uses fundamental and quantitative methodology to identify the leading and lagging investment sectors (such as health care, retail, technology), investment styles (such as growth, value, large-cap, mid-cap, small-cap) and asset classes (including foreign and domestic equity and fixed income, real estate and energy).

To pursue its goal, the Fund normally invests in exchange-traded funds (ETFs) that provide access to each of the sectors, styles, and asset classes in which the Fund may invest, as well as directly in equity securities, index and equity options, fixed income holdings, and closed-end funds.




                                Geronimo Believes
               Investment Sectors, Styles and Asset Classes Drive
                             Investment Performance

GERONIMO's research shows that over any 1, 5, 10, or 15 year period, the greatest capital gains for portfolios come from asset allocation decisions as well as from investment decisions related to industry sectors or investment styles. Historically, particular industry sectors, asset classes, and investment styles generally stay attractive (or unattractive) for 6-month periods or longer.

GERONIMO's approach is designed to identify the most attractive (and least attractive) industry sectors, investment styles and asset classes and to build a concentrated portfolio designed to capture investment returns from those holdings.

This Fund offers a "single stop" approach for investors seeking active management and exposure to industry sectors, asset classes and investment styles that GERONIMO believes are the most attractive (or least attractive) in the current investment climate.

In periods of extreme bearishness in the equity or fixed income markets, the Geronimo Sector Opportunity Fund will hold defensive investments, focus on dividend and income strategies, and be short those sectors, investment styles or asset classes it believes would otherwise provide negative returns to shareholders.

GERONIMO As Investment Advisor

GERONIMO, using its Absolute Return Multi-Factor Investment Process, dynamically will adjust the Fund's equity and fixed income exposure; determine the most and least attractive industry sectors, investment styles and asset classes; engage in defensive investments (including writing covered options and investing in futures contracts on individual securities and leading equity, credit and currency market indexes); and utilize hedging strategies in an attempt to provide superior, risk-adjusted returns. The Fund generally takes long positions in equity securities identified as undervalued and fundamentally strong, and short positions (up to 30% of the Fund's total assets) in equity securities identified as overvalued and fundamentally weak, by GERONIMO.

GERONIMO will focus on factors that it believes influence investment returns to industry sectors, asset classes and investment styles, including the global economic cycle, the health of domestic and foreign equity markets, interest rates, market volatility, currency relationships, earnings trends, valuations, and other market internal indicators.

The Fund will not necessarily invest in every sector, investment style or asset class. GERONIMO will use its Absolute Return Multi-Factor Investment Process, including dynamic asset allocation, industry sector/style selection and individual security selection, to create a portfolio concentrated around the investment sectors, styles and asset classes GERONIMO believes are most attractive.

The portion of the Fund's net assets represented by a particular industry sector, investment style or asset class will differ substantially over time due to portfolio management decisions and market movements. On a regular basis, GERONIMO will re-evaluate the Fund's target asset allocation and, if necessary, rebalance the Fund's assets among sectors, investment styles and asset classes to reflect changes in the target allocation or to reallocate the Fund's holdings to match the target allocation.

The Fund may from time to time own significant holdings in particular asset classes (such as fixed income securities and equities) and certain sectors (such as real estate investment trusts (REITs), energy and technology).

The Fund seeks to provide an absolute return, even in market conditions generally adverse to the equity and fixed income markets. During unfavorable market conditions, the Fund generally will be less than fully invested. GERONIMO will attempt to use defensive positions and strategies, including increasing the Fund's covered option writing and investment in futures contracts, and/or holding up to 100% of the Fund's assets in cash, U.S. Treasury bills or other short-term bonds.

Principal Risks of Investing in the Fund
This section outlines some of the principal risks affecting the Fund. Additional risks can be found in "More About Investment Strategies and Risks" later in this prospectus.

MANAGEMENT RISK - GERONIMO has no prior experience managing a mutual fund. GERONIMO may not be successful in selecting the sectors, styles, asset classes and securities that will outperform the market as a whole, and may even underperform. From time to time, the Fund may take long positions in securities identified by GERONIMO as undervalued and short positions in securities identified by GERONIMO as overvalued. The market may not agree with GERONIMO's determination that a security is undervalued or overvalued, and the long or short positions may decrease in value.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity, equity linked securities (high yield bonds, convertible bonds) and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. This volatility may cause the value of your investment in the Fund to decrease.

SMALL AND MID-SIZE COMPANY RISK - While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

SECTOR CONCENTRATION RISK - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may from time to time overweight specific industries within various market sectors (as defined by S&P), which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those sectors. Also, to the extent that the Fund's investments are concentrated in one or more sectors, the Fund's investments in those sectors are subject to adverse market conditions, increased competition affecting those sectors, and legislative or regulatory changes.

FIXED-INCOME RISK -
Interest Rate Risk. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund's share price. Credit risk is higher for investments in high yield securities (junk bonds).

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

ETF RISK - The Fund may invest in other investment companies that invest in a manner consistent with the Fund's investment objective, generally through the use of exchange-traded funds ("ETFs"). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the Fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
(ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

A pro rata portion of other investment companies' fees and expenses will be borne by the Fund's shareholders. These fees and expenses are in addition to fees charged directly to the Fund in connection with its operations. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

REIT INVESTMENT RISK - Investments in REITs are subject to risks generally associated with investing in real estate, such as (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from registration under the 1940 Act; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

DERIVATIVES RISK - The Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, or to reduce transaction costs associated with managing its portfolio. Derivatives the Fund may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, swaps, and foreign currencies. A small investment in derivatives could have a potentially large impact on the Fund's performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments.

SHORT SALES RISK - If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. At high levels of exposure, the Fund may not have sufficient uncommitted assets to cover margin calls during periods of market volatility and, as a result, the Fund may not be able to meet its redemption requests, or may have to unwind its short positions at inopportune times or at unfavorable terms.

The Fund may also effect short sales "against the box." These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

CALL AND PUT OPTION RISK - The Fund may use options as part of its investment program. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk that the market price of the underlying security will rise above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the strike price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a long position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities.

SHORT TERM & DEFENSIVE INVESTMENTS RISK - The Fund invests its cash reserves in high quality short-term investments. These investments may include money market instruments, short-term debt obligations, shares of money market mutual funds, and repurchase agreements with banks, brokers and dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.


How Has The Fund Performed In The Past?

The Fund recently commenced operations and, as a result, has no prior performance history.

GERONIMO OPTION & INCOME FUND

Ticker Symbols: Class C: _____ Class I: _____


Investment Objective
GERONIMO Option & Income Fund seeks to provide returns in excess of the Merrill Lynch 3-Month Treasury Bill Index in both rising and falling markets.


Principal Investment Strategies
The Fund seeks to provide absolute returns by investing its assets in a diversified pool of dividend-paying or income-producing securities (including fixed income securities) of U.S. and foreign companies, as well as writing covered options and investing in futures contracts on individual securities and leading equity, credit and currency market indexes to provide enhanced income to the Fund. GERONIMO believes this strategy will provide absolute returns across most market conditions with lower volatility and less correlation than traditional investments.

The Fund normally invests in equity and equity-linked securities, exchange-traded funds (ETFs), options, closed-end funds and fixed-income securities (including high yield or "junk" bonds and distressed debt securities) rated CCC+ or higher by Standard & Poor's Ratings Group, or a comparable rating by other rating agencies. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in dividend-paying or income-producing securities, including options.

GERONIMO As Investment Advisor

GERONIMO, using its Absolute Return Multi-Factor Investment Process, dynamically will adjust the Fund's equity and fixed income exposure; determine the most attractive asset classes, income producing securities and covered option writing opportunities; engage in defensive investments; and utilize hedging strategies in an attempt to provide superior, risk-adjusted returns.

DIVIDENDS & INCOME
ARE CRITICAL TO PERFORMANCE

GERONIMO's research shows that, over most 5, 10, and 15 year periods, in addition to asset allocation decisions, dividends and income can represent a substantial portion of investment return.

GERONIMO's research also indicates that dividends, interest, option premiums and other forms of current income enhance returns during better market environments and act as a buffer during adverse market conditions, in that the income is available to offset some of the losses on underlying positions.

Covered option writing allows the Fund an opportunity to earn additional income on underlying securities held at the expense of giving up or capping its upside if the underlying security should rise rapidly (for a call) or fall rapidly (for a put).

The strategies GERONIMO employs will vary depending on its analysis of the opportunities available due to the current position of the economic and investment cycles. All of these absolute return income strategies are not always available or equally attractive, and GERONIMO adjusts the Fund's holdings according to its perception of which strategies will work.

GERONIMO will focus on factors that it believes influence investment returns to asset classes, industry sectors and income producing securities, including the health of domestic and foreign equity markets, interest rates, market volatility, currency relationships, earnings trends, payout ratios, valuations, and other market internal indicators. To identify the most attractive individual securities within asset classes and industry sectors, GERONIMO utilizes a quantitative and fundamental approach, including evaluations of earnings quality, valuation, liquidity, credit quality and other technical and fundamental factors.

The portion of the Fund's net assets represented by a particular asset class, industry sector, or investment style will differ substantially over time due to portfolio management decisions and market movements. On a regular basis, GERONIMO will re-evaluate the Fund's target asset allocation and, if necessary, rebalance the Fund's assets among asset classes, sectors and investment styles to reflect changes in the target allocation or to reallocate the Fund's holdings to match the target allocation.

The Fund seeks to provide absolute returns across most market conditions -- including conditions generally adverse to the equity and fixed income markets. During unfavorable market conditions, the Fund generally will be less than fully invested. GERONIMO will attempt to hedge the Fund's portfolio with defensive positions and strategies, including increasing the Fund's covered option writing and investment in futures contracts, and/or holding up to 100% of the Fund's assets in cash, U.S. Treasury bills or other short-term bonds.

Principal Risks Of Investing In The Fund
This section outlines some of the main risks affecting the Fund. Additional risks can be found in "More About Investment Strategies and Risks" later in this prospectus.

MANAGEMENT RISK - GERONIMO has no prior experience managing a mutual fund. GERONIMO may not be successful in selecting the asset classes, securities and option writing strategies that will outperform the market as a whole, and may even underperform.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity, equity linked securities (high yield bonds, convertible bonds) and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. This volatility may cause the value of your investment in the Fund to decrease.

FIXED-INCOME RISK
Interest Rate Risk. When interest rates change, the value of the Fund's fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund's share price. Credit risk is higher for investments in high yield securities (junk bonds).

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

CALL AND PUT OPTION RISK - The Fund may use options as part of its investment program. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk that the market price of the underlying security will rise above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the strike price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a long position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities.

SMALL AND MID-SIZE COMPANY RISK. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

DERIVATIVES RISK - The Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, or to reduce transaction costs associated with managing its portfolio. Derivatives the Fund may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, swaps, and foreign currencies. A small investment in derivatives could have a potentially large impact on the Fund's performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments.

ETF RISK - The Fund may invest in other investment companies that invest in a manner consistent with the Fund's investment objective, generally through the use of exchange-traded funds ("ETFs"). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the Fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
(ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

A pro rata portion of other investment companies' fees and expenses will be borne by the Fund's shareholders. These fees and expenses are in addition to fees charged directly to the Fund in connection with its operations. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

SHORT SALES RISK - If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. At high levels of exposure, the Fund may not have sufficient uncommitted assets to cover margin calls during periods of market volatility and, as a result, the Fund may not be able to meet its redemption requests, or may have to unwind its short positions at inopportune times or at unfavorable terms.

The Fund may also effect short sales "against the box." These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

SHORT TERM & DEFENSIVE INVESTMENTS RISK - The Fund invests its cash reserves in high quality short-term investments. These investments may include money market instruments, short-term debt obligations, shares of money market mutual funds, and repurchase agreements with banks, brokers and dealers. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective.


How Has The Fund Performed In The Past?

The Fund recently commenced operations and, as a result, has no prior performance history.

 FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Your advisor or broker may impose additional fees.

Fee Table
This table describes the estimated fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees
(paid directly from your investment)
                                      Class C     Class I
Redemption Fee (as a percentage       2.00%           N/A
of amount redeemed or exchanged
if shares are held less than 60
days)(1)

Annual Fund Operating Expenses (expenses paid from Fund assets)
                                     Class C      Class I
Investment Advisory Fee /             1.25%         1.25%
Fulcrum Fee                             (see   (see
                                    exhibit) exhibit)


Distribution/Servicing--
  Rule 12b-1 Fee
                                      1.00%         0.00%

Other Expenses2, (3)                  0.75%         0.75%
Total Annual Fund
  Operating Expenses                  3.00%         2.00%

(1) If you redeem or exchange your Class C shares within 60 calendar days of purchase you will be charged a 2.00% redemption fee. However, if you redeem or exchange your shares after the 60-calendar day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of GERONIMO due to an investor's change in circumstances, but no exceptions will be made for market-timers. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 These "Other Expenses" include custodian, transfer agency and accounting agent fees, as well as other operating expenses (including borrowing costs). For the Funds' initial fiscal year, GERONIMO estimates that that total Other Expenses will not exceed its contractual waiver, which is set at 0.75%. Nevertheless, if Other Expenses (including borrowing costs) exceed 0.75% of the average daily net assets of a Fund, the expense limitation described in footnote 3 (which does not cover borrowing costs) will apply to cap these expenses at 0.75% (except those expenses specifically excluded, such as borrowing costs).

3 GERONIMO contractually has agreed to waive its advisory fee and/or reimburse expenses so that the Other Expenses of each Fund, excluding the investment advisory/fulcrum fee, brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 0.75% of the average daily net assets of the Fund's Class C and Class I shares, through November 30, 2007. Each waiver or reimbursement by GERONIMO with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation applicable to each Class as set forth above.

Explanation of Fulcrum Fee
During the initial 12 months of operations, each Fund will pay GERONIMO a fixed investment advisory fee of 1.25% of the Fund's average daily net assets. After this 12-month period, GERONIMO will receive a variable performance-based advisory fee or "fulcrum fee." This fee will comprise of an annual base rate of 1.25% of the Fund's average daily net assets, subject to a performance adjustment, in accordance with the rate schedule set forth below. The performance adjustment either increases or decreases the advisory fee, depending on how the Fund performs relative to the Merrill Lynch 3-Month Treasury Bill Index (the "Treasury Index") over the relevant performance period. The performance period will consist of the most recent 12 month period, calculated on a rolling basis. A Fund's performance is calculated after advisory fee waivers and expense reimbursements, which will have the effect of increasing performance. Any such increase may result in an increase in the fulcrum fee.

As illustrated in the table below, the advisory fee will be 1.25% (i.e., there will be no performance adjustment) if a Fund's performance is within positive or negative 2.00% (two percentage points) of the investment record of the Treasury Index over the performance period. If the difference between a Fund's performance and the performance of the Treasury Index exceeds 2.00% (two percentage points), the advisory fee will be adjusted either up or down, based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.04% of differential performance over two percentage points. The maximum annualized advisory fee that may be paid by a Fund would be 2.25% and the lowest annualized advisory fee would be 0.25% (which would result from a performance differential of 6 percentage points or more). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by a Fund's average daily net assets over the performance period, and dividing the result by the number of days in the year.

For purposes of comparing a Fund's performance to the investment record of the Treasury Index, the Fund's performance already reflects any performance adjustments made during the performance period. Thus, when a Fund outperforms the Treasury Index, shareholders will receive a total return that represents the full amount of the outperformance. Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the outperformance (expressed in percentage points). For example, assuming you hold your investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the Treasury Index by 6 percentage points or more, your total return over the period (after performance adjustment) will be at least 6 percentage points better than the investment record of the Treasury Index, and the performance adjustment rate will be no more than 1.00%.



Expense Example
The following example shows what you could pay in expenses over time and is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total returns each year, and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

  Share Class      1 year     3 years
  -----------      ------     -------
  Class I          $          $
  Class C          $          $

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategies described above. This section of the Prospectus discusses other types of securities in which the Funds may invest, either directly or, for the Multi-Strategy Fund, indirectly through its exposure to HFRX Strategies, and describes additional risks associated with these investments. The Funds' Statement of Additional Information ("SAI") contains more detailed information about the Funds' investment policies and risks.

Futures Contract Risk. Each Fund may trade in futures contracts (and related options) on securities indexes, U.S. Government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts or options purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent a Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, a Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the "CFTC") may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks.

Failure of Futures Commission Merchant Risk. Under the Commodity Exchange Act, as amended (the "CEA"), futures commission merchants are required to maintain customers' assets in a segregated account. To the extent that a Fund engages in futures and options contract trading and the futures commission merchants with whom it maintains accounts fail to so segregate the assets of the Fund, the Fund will be subject to a risk of loss in the event of the bankruptcy of any of its futures commission merchants. In certain circumstances, the Fund might be able to recover, even with respect to property specifically traceable to the Fund, only a pro rata share of all property available for distribution to a bankrupt futures commission merchant's customers.

Convertible Securities Risk. Each Fund may invest in convertible securities, which are subject to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower rated convertible securities are subject to increased speculative risks discussed under High Yield ("Junk") Bonds.

Distressed Investment Risk. Each Fund may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs, have negative net worth, or be in bankruptcy. There can be no assurance that GERONIMO will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment.

High Yield ("Junk") Bond Risk. Each Fund may invest in non-investment grade debt securities (commonly referred to as "junk bonds"). Non-investment grade debt securities are securities that have received a rating from nationally recognized statistical rating organization (a "Rating Agency") below the fourth highest rating category or, if not rated by any Rating Agency, are of comparable quality.

Investments in non-investment grade debt securities, including convertible lower rated debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, additional expenses to seek recovery may be incurred. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities.

Foreign Securities Risk. While each Fund emphasizes investments in securities traded on a U.S. exchange, a Fund may invest up to 20% of its net assets in foreign securities. Foreign securities include securities issued by foreign governments or foreign private issuers. A foreign private issuer is a company:
(1) more than 50% of whose outstanding voting securities are held of record either directly or indirectly by residents of foreign countries; (2) more than 50% of whose assets are located outside the United States, or (3) whose business is administered principally outside of the United States. Foreign securities also include ETFs whose underlying investments include foreign securities. When a Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in securities of domestic issuers. These risks include, among others, (i) lack of publicly available information about the foreign issuer, (ii) lack of uniformity in accounting, auditing and financial standards and/or requirements comparable to those applicable to U.S. companies, (iii) country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), (iv) different trading practices, (v) limited trading markets, (vi) greater volatility, and (vi) currency risk - which may negatively impact the value of a Fund's portfolio even when there is no change in the value of the related security in the issuer's home country. For example, some HFRX Index hedge fund managers invest solely in foreign securities.

ADR Risk. Each Fund may invest directly or indirectly in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

Foreign Currency Risk. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Funds do not plan to hedge against the risk of currency exchange rate fluctuations. However, HFRX Index hedge fund managers may do so.

Other Investment Companies Risk. When a Fund invests in another investment company (including a money market mutual fund), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). A Fund has no control over the risks taken by the underlying funds in which it invests.

Closed End Funds Risk. Each Fund may invest in actively managed closed end funds. In selecting closed end funds for a Fund's portfolio, GERONIMO analyzes the closed end fund's investment strategy, the experience of its portfolio managers, its performance history, volatility, comparative return and risk data, asset size, and expense ratio. GERONIMO also uses historical models to determine whether the closed end fund is trading at an discount that it deems attractive. GERONIMO typically analyzes the closed end fund's portfolio to determine whether it has positive prospects for growth in its opinion. Each Fund also may invest in a closed end fund that is trading at a discount but is subject to an anticipated event, such as a distribution, tender offer, merger or liquidation, which GERONIMO believes will increase its value. Geronimo may hedge the downside risk associated with a closed end fund trading at less than its net asset value. For example, a Fund may sell short the shares of a sector ETF whose investments correspond to the sector in which the closed end fund invests. For hedging purposes, a Fund also may sell short stocks owned by the closed end fund, to the extent the closed end fund's portfolio holdings have been made available to the general public.

The amount of public information available about closed end funds generally is less than for open end mutual funds. Consequently, GERONIMO may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect a Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund's shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund's net asset value. This means that a closed end fund's shares may trade at a discount to (or below) its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets in the attempt to enhance their yield at the expense of increased volatility.

Temporary Defensive Investment Risk. In times of unstable or adverse market or economic conditions, up to 100% of a Fund's assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally may include cash, ETFs, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. Each Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions, which could prevent the Fund from achieving its investment objective.

Portfolio Turnover Risk. The Funds do not have any limitations regarding portfolio turnover. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. GERONIMO expects each Fund to have a low portfolio turnover (i.e., less than 100%) during its initial fiscal year.

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains out to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Hedging Transactions Risk. A Fund may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for GERONIMO to hedge against a change or event at a price sufficient to protect a Fund's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. A Fund may enter into hedging transactions to seek to reduce: interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular; or the risks posed by the occurrence of certain other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged, or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Fund than if GERONIMO had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, GERONIMO may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent GERONIMO from achieving the intended hedge or expose the Fund to additional risk of loss.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Funds. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Opportunity Risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

Conflicts of Interest Risk. GERONIMO and its affiliates provide investment advisory and other services to clients other than the Funds. In addition, investment professionals associated with GERONIMO may carry on investment activities for their own accounts and the accounts of family members (collectively, with other accounts managed by GERONIMO and its affiliates, "Other Accounts"). The Fund has no interest in these activities. As a result of the foregoing, GERONIMO will be engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

There may be circumstances under which GERONIMO will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of a Fund's assets they commit to such investment. There also may be circumstances under which GERONIMO purchases or sells an investment for its Other Accounts and does not purchase or sell the same investment for a Fund, or purchases or sells an investment for a Fund and does not purchase or sell the same investment for one or more Other Accounts. However, it is generally the policy of GERONIMO that investment decisions for all accounts it manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the Funds and Other Accounts.

In addition, GERONIMO may charge fees to Other Accounts and be entitled to receive performance-based incentive fees or allocations from Other Accounts that are higher than the fulcrum fee to which the Funds are subject.

Aggressive Investments Risk. The Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss), leverage and derivatives transactions.

Market Timing Risk. Depending on various factors, including the size of a Fund, the amount of assets the advisor typically maintains in cash or cash equivalents, and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of a Fund's portfolio, increase a Fund's transaction costs, administrative costs and taxes, or impact a Fund's performance. In addition, if the nature of a Fund's portfolio holdings expose it to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of a Fund's shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. For example, arbitrage market timers may seek to exploit possible price discrepancies between the value of a Fund's portfolio holdings in small-cap securities, high-yield ("junk") bonds, derivatives, Index Derivatives, and other types of investments that may not be frequently traded and the reflection of such investments in the net asset value of the Fund shares. Similarly, arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of a fund's shares in portfolios that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. To discourage market timing, each Fund has adopted policies and procedures that impose a redemption fee on certain purchase and redemptions. Notwithstanding these efforts, the Funds may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Fund.

Segregated Account Risk. When a Fund enters into certain derivative transactions, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's obligations under each transaction. Securities held in a segregated account cannot be sold while the transaction they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Counterparty Risk. Some of the markets in which each Fund effects its transactions are "over-the-counter" or "interdealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. When a Fund invests in over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Fund has concentrated its transactions with a single or small group of counterparties. A Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

INVESTMENT MANAGER
GERONIMO Partners Asset Management, LLC serves as investment advisor to each Fund and is responsible for selecting the Funds' investments and supervising the Funds' day-to-day business. GERONIMO's corporate offices are located at 1515 Arapahoe Street, Tower 1, 10th Floor, Denver, Colorado 80202.


GERONIMO has operated as an investment advisor since 2002. GERONIMO also serves as investment advisor to individual private clients, family offices, corporations, privately offered limited partnerships, and other separate account clients. GERONIMO currently manages assets in excess of $250 million. The Funds are the first mutual funds managed by GERONIMO.

TEAM MANAGED APPROACH

GERONIMO manages the Funds using its Multi-Factor Investment Process developed by David Prokupek and the investment team at GERONIMO. The team consists of portfolio and risk managers, fundamental and quantitative research analysts, and position managers. Although the team is jointly and primarily responsible for the day-to-day management of each Fund, David Prokupek has ultimate decision making authority with respect to investment decisions on behalf of each Fund.

GERONIMO'S Multi-Factor Investment Process is designed to identify and grade the overall market environment on an "A"-"F" basis --dynamically adjusting overall equity exposure accordingly; identifying the most attractive asset classes, industry sectors and investment styles; identifying the most attractive individual securities and option opportunities; and constructing each Fund's holdings around its investment objective.

Investment Team

David Prokupek has been Chief Investment Officer and Chairman of the Investment Committee of GERONIMO since its inception. Mr. Prokupek's responsibilities with respect to the Funds include portfolio management, research, and risk management activities. In addition, he has ultimate decision making authority with respect to investment decisions on behalf of each Fund.

Mr. Prokupek is the controlling owner and President of GERONIMO Holding, Inc., the parent company of the advisor. He is also the Manager of Wedge Securities LLC, a registered broker-dealer, and Chairman of Tuus Financial, a foreign depository trust and non-lending bank, both wholly-owned subsidiaries of GERONIMO Holdings.

Mr. Prokupek has over 17 years of experience in the securities industry. Mr. Prokupek founded Cleary Gull Investment Management Services, a private investment firm, in 1991, and served as its Chief Executive Officer until November 2001. Mr. Prokupek sold his ownership interest in Clearly Gull to Tucker Anthony Sutro in 1998, which subsequently sold the firm to Royal Bank of Canada in 2001. Mr. Prokupek received his MBA in Marketing and Finance from the J.L. Kellogg Graduate School of Management at Northwestern University and graduated with a BBA in Finance from the University of Wisconsin.

Marshall P. Gause is a Portfolio Manager for GERONIMO and has over 10 years of experience in equities, options, and commodities. Mr. Gause's responsibilities with respect to the Funds include portfolio management, risk management, and security selection.

Mr. Gause began his career as an option neutral hedge clerk with NationsBank/Chicago Research & Trading on the fixed-income trading floor at the Chicago Board of Trade. In 1994 Mr. Gause joined U.S. Commodities Inc. in Wayzata, MN as a physical commodities trader. With backing from a multinational commodity trading firm, Mr. Gause started Global Risk Management, Inc. in 1996, where he was responsible for statistical arbitrage trading and pattern recognition software programming with a founding member of The Prediction Co. (as seen on NOVA, and popularized through the recent book, The Predictors by Thomas A. Bass). In 1997, Mr. Gause started the derivatives trading desk for ConAgra Grain Cos., where he was responsible for managing all exchange-traded and over-the-counter options portfolios. In 2001 Mr. Gause founded Geneva Capital Management, LLC, a registered investment advisor. Mr. Gause is a graduate of Bethel College in St. Paul, MN with a degree in finance.

Eli K. Johnson, CFA, is a Research Analyst in GERONIMO's Asset Management group and has over eight years of experience in investment management and investment banking. Mr. Johnson's responsibilities with respect to the Funds include carrying out research directives and risk management analyses. He is also responsible for constructing, negotiating, implementing, rebalancing and monitoring the Funds' swap positions.

Prior to joining GERONIMO in 2003, Mr. Johnson was a Senior Analyst with Green Manning & Bunch, a middle market investment bank, where he created merger, leveraged buyout, and financing models for clients in a number of industries. Mr. Johnson was also a Senior Analyst at Smith Breeden and Associates, an institutional investment management firm, where he evaluated and traded a wide variety of mortgage-backed securities and corporate bonds. Mr. Johnson graduated magna cum laude from the University of Colorado with a B.S. degree in Business Administration with an emphasis in Finance. He has earned the right to use the Chartered Financial Analyst designation.

Other Information
The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership of shares of the Funds.

The Funds' annual report will contain factors that the Board of Trustees considered in approving each Fund's management agreement.

From time to time GERONIMO, not the Funds, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be show for such securities.

ABOUT YOUR INVESTMENT

Determination of Net Asset Value

The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). Each Fund calculates its NAV for each class of shares as of the closing of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday).

The NAV of each class of a Fund is calculated by dividing the value of the total assets of the class (including interest and dividends accrued but not yet received) minus liabilities of that class (including accrued expenses) by the total number of shares of that class outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

Except as noted below, each Fund's assets generally are valued at their market value based on prices provided by an independent pricing service. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by GERONIMO, based on policies approved by the Board of Trustees. Fair value pricing also is permitted if, in GERONIMO's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

On a daily basis, Index Derivatives held by the Multi-Strategy Fund will be valued at fair value by GERONIMO, based on a pricing model established by GERONIMO, according to policies and procedure adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative than the value of the Index Derivative calculated based on the closing market prices of the underlying HFRX Strategies as reported by HFR. GERONIMO will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

Examples of potentially significant events that could materially impact a Fund's NAV include, but are not limited to, company specific announcements, significant market volatility, natural disasters and significant government actions. Fair valuation procedures may be employed for derivatives, swaps and other similar instruments for which there are no readily available market quotations. Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long- term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders. In the event a security is priced at fair value, there is no assurance that a Fund will realize fair value upon the sale of the security.

Investing in the Funds

How To Buy Shares
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in each Fund is $50,000 for Class I shares and $1,000 for Class C shares and minimum subsequent investments are $1,000 and $250, respectively. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances including, but not limited to, automatic investment plans and payroll deductions. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     Classes of Shares The Funds currently offer two share classes: Class C (Retail Class) and Class I (Advisor Class). Class C (Retail Class) shares charge a 1.00% 12b-1 fee and are targeted to investors who buy mutual funds through financial institutions (such as broker-dealers). Class C shares require an initial minimum investment of $1,000.

Class I (Advisor Class) shares are subject to a higher minimum initial investment of $50,000. Class I shares have no 12b-1 expense. Class I shares can be purchased by, among others: o Individual investors; o Fee-only financial planners;
o        Investment advisors and broker dealers;
o        Any bank, trust company or other type of depository institution;
o Any insurance company, investment company or foundation purchasing shares for its own account; o Any retirement plan such as a 401(k), 403(b) or 457(b) plan or the custodian for such a plan;
o Other qualified or non-qualified employee benefit plans, including pension, profit-sharing, health and welfare, or other employee benefit plans that meet the following definition of an "Eligible Benefit Plan":

"Eligible Benefit Plans" are qualified or nonqualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the GERONIMO Family of Funds exceeds $1 million.

Each Fund reserves the right to change the investment criteria for its Class I shares.

Initial Purchase
By Mail - To be in proper form, your initial purchase request must include:
  ----------------------------------------------------------

  ----------------------------------------------------------
  ----------------------------------------------------------
  o a completed and signed investment application form (which accompanies this Prospectus);
  ----------------------------------------------------------
  ----------------------------------------------------------
  o        a check  (subject to the minimum  amounts)  made
       payable to the appropriate Fund;
  ----------------------------------------------------------
  ----------------------------------------------------------
  o        the initial  check  should have the same address
       as the application.
  ----------------------------------------------------------

Mail the application and check to:

  ----------------------------------------------------------
  US Mail:
  ----------------------------------------------------------
  ----------------------------------------------------------
  Multi-Strategy Fund, or
  ----------------------------------------------------------
  ----------------------------------------------------------
  Sector Opportunity Fund or
  ----------------------------------------------------------
  ----------------------------------------------------------
  Option & Income Fund
  ----------------------------------------------------------
  ----------------------------------------------------------
  c/o Unified Fund Services, Inc.
  ----------------------------------------------------------
  ----------------------------------------------------------
  P.O. Box 6110
  ----------------------------------------------------------
  ----------------------------------------------------------
  Indianapolis, Indiana 46206-6110
  ----------------------------------------------------------

  ----------------------------------------------------------
  Overnight:
  ----------------------------------------------------------
  ----------------------------------------------------------
  Multi-Strategy Fund, or
  ----------------------------------------------------------
  ----------------------------------------------------------
  Sector Opportunity Fund or
  ----------------------------------------------------------
  ----------------------------------------------------------
  Option & Income Fund
  ----------------------------------------------------------
  ----------------------------------------------------------
  c/o Unified Fund Services, Inc.
  ----------------------------------------------------------
  ----------------------------------------------------------
  431 North Pennsylvania Street
  ----------------------------------------------------------
  ----------------------------------------------------------
  Indianapolis, Indiana 46204
  ----------------------------------------------------------

By Wire - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 1-800-653-7417 to obtain instruction on how to set up your account and to obtain an account number.

You must provide a signed application to Shareholder Services, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the appropriate Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments
You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

  ---------- ----------------------------------------------
          -  your name
  ---------- ----------------------------------------------
  ---------- ----------------------------------------------
          -  the name of your account(s)
  ---------- ----------------------------------------------
  ---------- ----------------------------------------------
          -  your                                  account
             number(s)
  ---------- ----------------------------------------------
  ---------- ----------------------------------------------
          -  a check made payable to your fund
  ---------- ----------------------------------------------

Checks should be sent to the appropriate Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. To send a bank wire, follow the instructions outlined under the heading "Initial Purchase
- By Wire" in this prospectus.

Automatic Investment Plan
You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans
Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

Other Purchase Information
The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. You may be prohibited or restricted from making future purchases in the Funds. Checks should be made payable to the Fund. The Funds and their service agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept purchase and sell orders on their behalf. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

How to Exchange Shares
You may exchange your shares of one Fund for shares of another Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at 1-800-653-7417 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated for each Fund as described above under "Determination of Net Asset Value." An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Requests for exchanges will be processed at the next calculated NAV after receipt of the request (e.g., prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time).

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How to Redeem Shares
You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

  ---------------------------------------------------------
  US Mail:
  ---------------------------------------------------------
  ---------------------------------------------------------
  Multi-Strategy Fund, or
  ---------------------------------------------------------
  ---------------------------------------------------------
  Sector Opportunity Fund or
  ---------------------------------------------------------
  ---------------------------------------------------------
  Option & Income Fund
  ---------------------------------------------------------
  ---------------------------------------------------------
  c/o Unified Fund Services, Inc.
  ---------------------------------------------------------
  ---------------------------------------------------------
  P.O. Box 6110
  ---------------------------------------------------------
  ---------------------------------------------------------
  Indianapolis, Indiana 46206-6110
  ---------------------------------------------------------

 ----------------------------------------------------------
 Overnight:
 ----------------------------------------------------------
 ----------------------------------------------------------
 Multi-Strategy Fund, or
 ----------------------------------------------------------
 ----------------------------------------------------------
 Sector Opportunity Fund or
 ----------------------------------------------------------
 ----------------------------------------------------------
 Option & Income Fund
 ----------------------------------------------------------
 ----------------------------------------------------------
 c/o Unified Fund Services, Inc.
 ----------------------------------------------------------
 ----------------------------------------------------------
 431 North Pennsylvania Street
 ----------------------------------------------------------
 ----------------------------------------------------------
 Indianapolis, Indiana 46204
 ----------------------------------------------------------
Your request for redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at 1-800-653-7417 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 1-800-653-7417. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for redemption please call Shareholder Services at 1-800-653-7417. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 for Class C shares or $10,000 for Class I shares, due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

Funds' Policy on Market Timing. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund's shares held by long-term shareholders, disrupt portfolio management and increase a Fund's expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in each Fund. Class I shares are subject to a substantial initial investment. Class C shares are subject to a 2.00% short-term redemption fee, assessed against gross investment proceeds withdrawn within 60 calendar days of the date of purchase. Class C shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 60-day holding period. Thus, if you bought Class C shares on different days, the Class C shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing Class C shareholders.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund's advisor, due to changes in an investor's circumstances, such as death. The Funds may grant additional exemptions in the future as a result of changes in the law and/or technology. No exceptions will be granted to persons believed to be "market-timers." While the Funds attempt to deter market timing, there is no assurance that a Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by a Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase or redemption orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive, such as trading by persons believed to be market-timers. Neither Fund has entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.


For More Information About Your Account

     Investor Services Shareholder Services Representatives are available to assist you. For your protection, calls to Shareholder Services are recorded. Call 1-800-653-7417 from 7 a.m. to 5 p.m. Central time (8-6 Eastern).

     24-Hour Account Information o By Phone: 1-800-653-7417--the automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

o GERONIMO Funds Website: By visiting www.Geronimofunds.com, you can access the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

DIVIDENDS, DISTRIBUTIONS AND TAXES

This section reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Dividends and Distributions. The Funds typically distribute substantially all net investment income in the form of dividends and any net capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Multi-Strategy Fund, Sector Opportunity Fund, and Option & Income Fund intend to distribute net capital gains, if any, on an annual basis each December and net dividend income on a quarterly basis each March, June, September and December.

Taxes. Net investment income distributed by the Funds generally will consist of interest income, dividends received on investments, and any excess of net short-term capital gain over net long-term capital loss, all less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. However, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains as discussed below. Dividends normally will be distributed by each Fund on a quarterly basis.

Each Fund will distribute realized capital gains to its shareholders normally once a year. Capital gains are generated when the Funds sell their assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Generally, each Fund expects that, as a result of its investment objectives and strategies, its investment income will include net short-term gains from certain option transactions. Premium income from option transactions is distributed as short-term capital gains subject to ordinary income tax rates. The Multi-Strategy Fund also expects that its investment income will include income from swap agreements, which is generally taxed as dividends to the extent distributed.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts


Type of Transaction           Tax Status
-------------------           ----------
Qualified dividend income     Generally maximum 15% on
                              non-corporate taxpayers
Net short-term capital gain Ordinary income rate distributions Net long-term capital gain Generally maximum 15% on distributions non-corporate taxpayers* Sales of shares (including Gains taxed at generally redemptions) owned more than maximum 15% on non-corporate one year taxpayers* Sales of shares (including Gains are taxed at the same redemptions) owned for one rate as ordinary income; year or less losses are subject to special rules

* For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.



     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

RULE 12b-1 FEES
Each Fund has adopted a distribution plan for its Class C shares in accordance with Rule 12b-1 under the 1940 Act. Under these plans, Class C shares of a Fund may pay a fee of up to 1.00% of its average daily net assets to GERONIMO or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders and for providing distribution-related services. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
The Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.Geronimofunds.com. The Funds' full portfolio holdings will be posted within approximately five business days after month-end and will remain available until the following month's information is posted.

In addition, each Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, may be available quarterly, with a 15-day lag, on www.Geronimofunds.com. The Funds also may disclose their top ten portfolio holdings. Industry, sector and regional breakdowns for all Funds may also be available quarterly, with a 15-day lag. If provided, the Funds' top portfolio holdings as well as the industry, sector and regional breakdowns will be posted within approximately five business days after quarter end and will remain available until the following quarter's information is posted.

Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request to GERONIMO, with a 30-day lag, following the posting of full portfolio holdings on www.Geronimofunds.com.

Details of the Funds' portfolio holdings policies and procedures, which includes a discussion of any exceptions, are contained in the Funds' SAI.

NOTICE OF PRIVACY POLICIES AND PROCEDURES

The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.


     Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).


Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.


Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR FURTHER INFORMATION
Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Funds' performance results as of the Funds' future semi-annual or annual periods.

Call Shareholder Services at 1-800-653-7417 to request free copies of the SAI, to request other information about the Funds and to make shareholder inquiries. Alternatively, the Funds' SAI and annual and semi-annual reports are available, free of charge, at www.Geronimofunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment  Company Act #811-21237